Variable Interest Entity (VIE) (Details) - Schedule of Condensed Balance Sheet - Variable Interest Entity, Primary Beneficiary [Member]		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets		¥ 124,531,422	$ 19,085,568	¥ 88,858,539
Property and equipment, net		362,130	55,500	740,226
Other noncurrent assets		472,662,535	72,439,813	385,207,213
Total assets		597,556,087	91,580,881	474,805,978
Total liabilities		(258,081,528)	(39,553,331)	(180,276,255)
Net assets		339,474,559	52,027,550	294,529,723
Current liabilities:
Accounts payable		24,921,108	3,819,385	38,695,727
Deferred revenues		10,475,681	1,605,493	503,576
Other payables and accrued liabilities		4,287,545	657,105	1,963,068
Current portion of shareholder loans		62,244,928	9,539,599	69,592,363
Operating lease liabilities		366,794	56,215
Taxes payable		9,452,749	1,448,719	9,659,932
Intercompany payable	[1]	122,842,378	18,826,707	42,270,095
Total current liabilities		234,591,183	35,953,223	162,684,761
Non-current shareholder loan		22,016,710	3,374,260	14,974,315
Operating lease liabilities - noncurrent		120,033	18,396
Deferred tax liabilities, net		1,353,602	207,452	2,617,179
Total liabilities		¥ 258,081,528	$ 39,553,331	¥ 180,276,255

[1]	Intercompany balances will be eliminated upon consolidation.